Restatement (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest expense	$ 101,000	$ 133,000		$ 300,000
Minimum [Member]
Interest expense			$ 0
Maximum [Member]
Interest expense			$ 462,000